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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 1999 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Christine M. Griffith____________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Griffith Baltimore, MD_ February 14, 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____84_________
Form 13F Information Table Value Total: $__558________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/  SH/P PUT/                       VOTING AUTHORITY
                                                                     PRN AMT  RN   CALL
                                                                                                           SOLE    SHARED  NONE
AGL RESOURCES INC.              COM               001204106    2,890  170,000 SH         SOLE              170,000
AMERADA HESS CORP.              COM               023551104    5,675  100,000 SH         SOLE              100,000
ANADARKO PETROLEUM              COM               032511107    6,654  195,000 SH         SOLE              195,000
APACHE CORPORATION              COM               037411105    4,802  130,000 SH         SOLE              130,000
ATLANTIC RICHFIELD              COM               048825103    4,325   50,000 SH         SOLE               50,000
ATMOS ENERGY CORP               COM               049560105    4,087  200,000 SH         SOLE              200,000
AVERY DENNISON CORP.            COM               053611109    6,602   90,600 SH         SOLE               90,600
BJ SERVICES CO.                 COM               055482103    8,363  200,000 SH         SOLE              200,000
BP AMOCO PLC                    ADR'S             055622104   23,725  400,000 SH         SOLE              400,000
BARRETT RESOURCES               COM               068480201    2,061   70,000 SH         SOLE               70,000
BOISE CASCADE CORP.             COM               097383103    8,303  205,000 SH         SOLE              205,000
BURLINGTON RESOURCES            COM               122014103    3,968  120,000 SH         SOLE              120,000
BURLINGTON RESOURCES            PUT               122014953      331   10,000      PUT
CALPINE CORP.                   COM               131347106    2,560   40,000 SH         SOLE               40,000
CALPINE CORP.                   PUT               131347956      640   10,000      PUT
CALPINE CAP. TRST 5.75% TIDES   PFD               131346207    3,582   55,000 SH         SOLE               55,000
CHEVRON CORP                    COM               166751107   10,395  120,000 SH         SOLE              120,000
CHEVRON CORP                    PUT               166751957      866   10,000      PUT
COASTAL CORP                    COM               190441105    7,796  220,000 SH         SOLE              220,000
COASTAL CORP                    PUT               190441955      354   10,000      PUT
COLUMBIA ENERGY GROUP           COM               197648108    6,325  100,000 SH         SOLE              100,000
COLUMBIA ENERGY GROUP           PUT               197648958      316    5,000      PUT
CONOCO INC, CLASS B             COM               208251405    7,463  300,000 SH         SOLE              300,000
CONOCO INC, CLASS B             PUT               208251956      249   10,000      PUT
CONSOLIDATED PAPERS             COM               208759109    8,748  275,000 SH         SOLE              275,000
DEVON ENERGY CORP.              COM               25179M103    2,301   70,000 SH         SOLE               70,000
DEVON ENERGY CORP.              PUT               251799952      493   15,000      PUT
DIAMOND OFFSHORE DRILLING, INC. COM               25271C102    2,958   96,800 SH         SOLE               96,800
DOVER CORP.                     COM               260003108    6,353  140,000 SH         SOLE              140,000
EOG RESOURCES INC.              COM               26875P101    5,093  290,000 SH         SOLE              290,000
EL PASO ENERGY CORP.            COM               283905107    7,180  185,000 SH         SOLE              185,000
ENERGEN CORP                    COM               29265N108    6,392  353,900 SH         SOLE              353,900
ENGELHARD CORP.                 COM               292845104    4,719  250,000 SH         SOLE              250,000
ENRON CORP. $27.30 CUM CV SER J PFD               293561601   27,863   23,000 SH         SOLE               23,000
ENSCO INTERNATIONAL, INC.       COM               26874Q100    3,203  140,000 SH         SOLE              140,000
EQUITABLE RESOURCES             COM               294549100    6,024  180,500 SH         SOLE              180,500
EXXON MOBIL CORP                COM               30231G102   48,920  607,231 SH         SOLE              607,231
EXXON MOBIL CORP.               PUT               30231G952      835   10,000      PUT
FORT JAMES CORP                 COM               347471104    6,023  220,000 SH         SOLE              220,000
FREEPORT MCMORAN COP.& GOLD A   COM               35671D105    2,369  127,603 SH         SOLE              127,603
GENERAL ELECTRIC CO.            COM               369604103   30,950  200,000 SH         SOLE              200,000
GLOBAL INDUSTRIES LTD           COM               379336100    2,099  243,400 SH         SOLE              243,400
HALLIBURTON CO.                 COM               406216101    6,038  150,000 SH         SOLE              150,000
KN ENERGY INC. 8.25% DUE 2001   PEPS              482620507    4,225  130,000 SH         SOLE              130,000
KERR MCGEE CORP                 COM               492386107   11,238  181,253 SH         SOLE              181,253
KERR MCGEE CORP.                CALL              492386907      620   10,000      CALL
MEAD CORP                       COM               582834107    9,122  210,000 SH         SOLE              210,000
MURPHY OIL CORP.                COM               626717102    6,311  110,000 SH         SOLE              110,000
MURPHY OIL CORP                 PUT               626717952      574   10,000      PUT
NABORS INDUSTRIES, INC.         COM               629568106    7,580  245,000 SH         SOLE              245,000
NATIONAL FUEL GAS CO.           COM               636180101    4,650  100,000 SH         SOLE              100,000
NEW JERSEY RESOURCES            COM               646025106    7,227  185,000 SH         SOLE              185,000
NEWPARK RESOURCES INC.          COM               651718504    2,266  370,000 SH         SOLE              370,000
NOBLE AFFILIATES INC.           COM               654894104    1,969   91,855 SH         SOLE               91,855
NORTHWESTERN CORP.              COM               668074108    4,400  200,000 SH         SOLE              200,000
OCCIDENTAL PETROLEUM            COM               674599105    3,784  175,000 SH         SOLE              175,000
OCEAN ENERGY, INC.              COM               674812201    4,824  622,450 SH         SOLE              622,450
OWENS ILLINOIS INC.             COM               690768403    5,012  200,000 SH         SOLE              200,000
OWENS ILLINOIS INC              PUT               690768953      501   20,000      PUT
PETROLEUM GEO-SVCS A/S          COM               716597109    4,453  250,000 SH         SOLE              250,000
PHILLIPS PETROLEUM CO           COM               718507106    4,230   90,000 SH         SOLE               90,000
QUESTAR CORP.                   COM               748356102    4,020  268,000 SH         SOLE              268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   51,478  850,000 SH         SOLE              850,000
SANTA FE INT'L. CORP.           COM               G7805C108    4,658  180,000 SH         SOLE              180,000
SCHLUMBERGER, LTD.              COM               806857108   12,875  229,400 SH         SOLE              229,400
SHELL TRANSPORT & TRADING       ADR'S             822703609   11,760  240,000 SH         SOLE              240,000
SOUTHDOWN, INC                  COM               841297104    5,163  100,000 SH         SOLE              100,000
SOUTHDOWN, INC                  PUT               841297954      281    5,000      PUT
STONE ENERGY CORP.              COM               861642106    3,634  102,000 SH         SOLE              102,000
TEMPLE-INLAND, INC.             COM               879868107    7,253  110,000 SH         SOLE              110,000
TESORO PETROLEUM CORP.          COM               881609101    3,468  300,000 SH         SOLE              300,000
TEXACO, INC.                    COM               881694103   10,144  186,775 SH         SOLE              186,775
TOSCO CORP.                     COM               891490302    4,758  175,000 SH         SOLE              175,000
TOTAL FINA SA                   ADR               89151E109    9,695  140,000 SH         SOLE              140,000
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109    9,244  274,411 SH         SOLE              274,411
TRANSOCEAN SEDCO FOREX INC.     CALL              G90076903      337   10,000      CALL
UNION PACIFIC RESOURCES         COM               907834105    2,879  225,816 SH         SOLE              225,816
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,536   72,540 SH         SOLE               72,540
UNOCAL CORP                     COM               985289102    5,034  150,000 SH         SOLE              150,000
VALERO ENERGY CORP.             COM               91913Y100    2,484  125,000 SH         SOLE              125,000
VASTAR RESOURCES, INC           COM               922380100    7,375  125,000 SH         SOLE              125,000
WEATHERFORD INT'L. INC          COM               947074100    5,551  139,000 SH         SOLE              139,000
WESTERN GAS RESOURCES INC.      COM               958259103    2,453  186,000 SH         SOLE              186,000
WILLIAMS COMPANIES INC.         COM               969457100    6,113  200,000 SH         SOLE              200,000
                                                            $558,072
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